DEBT	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
DEBT	DEBT
Revolving Line of Credit and Term Loan
In September 2020, Legacy Latch obtained a revolving line of credit as well as a term loan, both of which were secured by a first-perfected security interest in substantially all of the assets of Legacy Latch. In connection with the term loan, Legacy Latch issued warrants to purchase common stock. See Note 12, Convertible Preferred Stock and Equity.
The revolving line of credit provided for a credit extension of up to $5.0 million and bore interest at the greater of the prime rate plus 2% or 5.25% per annum, as long as Legacy Latch maintained an Adjusted Quick Ratio (as defined in the credit agreement) of 1.25. Legacy Latch did not draw any amounts on the line of credit, which was cancelled upon repayment in full of the term loan in connection with the Closing.
The available amount under the term loan was an initial $5.0 million, with two additional tranches of $2.5 million each, which Legacy Latch could draw down on in annual increments from closing subject to certain revenue and financing conditions. The term loan bore interest at the greater of the prime rate plus 3% or 6.25% per annum. The term loan was set to mature on December 1, 2024. The term loan was paid off including accrued interest in connection with the Closing (see Note 1, Description of Business). The Company identified certain embedded derivatives in the warrants issued related to the term loan. These embedded derivatives were extinguished at Closing.
Legacy Latch was subject to certain affirmative and negative financial covenants that it was required to meet in order to maintain its credit facilities, including approval required for certain transactions and a minimum bookings amount if Legacy Latch’s cash balance plus the amount available under the revolving line of credit fell below $20.0 million combined. The Company believes that Legacy Latch was in compliance with all debt covenants as of the repayment date of June 4, 2021.
Term loan, net was comprised of the following as of December 31, 2020:

December 31, 2020
Principal	$5,000
Derivative liability	714
Less: unamortized discounts and fees	(127)
Less: debt issuance costs	(106)
Term loan, net	$5,481
Convertible Notes, Net
Between August 11, 2020 and October 23, 2020, Legacy Latch issued a series of convertible promissory notes to various investors pursuant to a Note Purchase Agreement dated August 11, 2020, subsequently amended with a Note Purchase Agreement dated October 23, 2020 (as amended, the “Note Purchase Agreement”), with a maturity date of April 23, 2022 (subject to the holder’s option to extend the maturity date for a period of one year), for an aggregate principal amount of $50.0 million (the “Convertible Notes”). The Convertible Notes accrued interest at a rate of 5% per annum for the first six months, 7% per annum for the following six months and 9% per annum from month 13 until maturity, which was due and payable upon the earlier to occur of the maturity date or an event of default, unless otherwise converted prior to maturity or an event of default.
The Company identified certain embedded derivatives related to contingent requirements to repay its Convertible Notes at a substantial premium, which required separate accounting recognition in accordance with ASC 815-15, Embedded Derivatives. The fair value of the embedded derivative was recorded as a derivative liability and combined with the debt host contract within convertible notes, net on the consolidated balance sheets. The embedded derivatives related to the Convertible Notes were extinguished at Closing.
The mandatory conversion feature upon a business combination (as detailed in the Note Purchase Agreement) was triggered for the Convertible Notes, causing a conversion of the $50.0 million outstanding principal amount of these Convertible Notes and any unpaid accrued interest into equity securities at the specified conversion price upon the Closing of the Business Combination. The noteholders received 6.9 million shares of common stock in the Post-Combination Company.
The following table summarizes the aggregate values recorded for the Convertible Notes as of December 31, 2020:

December 31, 2020
Principal	$50,000
Derivative liability	12,676
Less: debt issuance cost	(37)
Less: unamortized discounts and fees	(10,925)
Net carrying amount	$51,714
Revolving Credit Facility
In January 2021, Legacy Latch signed an agreement for a revolving credit facility (the “revolving facility”) with a freight forwarding and customs brokerage company. The original revolving facility had a credit limit of $1.0 million. On July 1, 2021, the Company executed a new revolving credit facility with a credit limit of $6.0 million replacing the matured facility. The revolving facility is available to finance supply chain commercial invoices, including freight and customs duty charges. The Company authorizes payment of invoices by the lender on the due date and repays the financed amount plus interest 90 days following the initial payment date. An installment plan agreement is executed for each financing request, which includes the interest rate. The interest rate for the installment plan agreements executed during the year ended December 31, 2021 ranged from 0.87% to 1.25% per month. The new facility has no financial or other covenants. As of December 31, 2021, there was $3.4 million outstanding on the revolving facility, which is reported in other current liabilities on the Consolidated Balance Sheets.